Restructuring, termination and other exit obligations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) ft²	Dec. 31, 2015 USD ($)
Restructuring Reserve [Roll Forward]
Balance, beginning of year	$ 0
Additions	19,000
Additions: Interest and other	509
Payments	(5,072)
Impact of foreign exchange	(314)
Balance, end of year	14,123
Restructuring reserve	0	$ 14,123	$ 0
Less: current portion		(5,408)	0
Long-term portion		8,715	0
Restructuring charges	19,000
Termination
Restructuring Reserve [Roll Forward]
Balance, beginning of year	0
Additions	7,198
Additions: Interest and other	0
Payments	(3,876)
Impact of foreign exchange	(44)
Balance, end of year	3,278
Restructuring reserve	0	3,278	0
Less: current portion		(2,903)
Long-term portion		375
Restructuring charges	7,198
Lease-exit
Restructuring Reserve [Roll Forward]
Balance, beginning of year	0
Additions	11,802
Additions: Interest and other	509
Payments	(1,196)
Impact of foreign exchange	(270)
Balance, end of year	10,845
Restructuring reserve	0	10,845	$ 0
Less: current portion		(2,505)
Long-term portion		$ 8,340
Restructuring charges	$ 11,802
Operating lease term	10 years
Amount of space leased (sqft) | ft²		116,000
Lease-exit | Discounted cash flow
Restructuring Reserve [Roll Forward]
Discount rate	15.00%